Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Basic and Diluted Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2024, 2023 and 2022, which includes both Class A Ordinary Shares and Class B Ordinary Shares:

	December 31, 2024		December 31, 2023		December 31, 2022
Amounts in EUR except for shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares

Numerator:
Total net loss attributable to Parent	(4,427,545)	(4,427,545)	(4,438,440)	(4,438,440)	(1,226,855)	(1,226,855)
Allocation of net loss between Class A and Class B Ordinary Shares	(2,336,879)	(2,090,666)	(2,936,572)	(1,411,868)	(1,079,683)	(147,172)
Denominator:
Weighted average shares	6,562,180	5,870,792	7,700,000	3,702,068	5,203,562	709,301
Basic and diluted net loss per share	(0.36)	(0.36)	(0.38)	(0.38)	(0.21)	(0.21)